Components of Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Foreign currency translation adjustment CNY	Dec. 31, 2013 Foreign currency translation adjustment USD ($)	Dec. 31, 2013 Unrealized gains on available- for-sale investments CNY	Dec. 31, 2013 Unrealized gains on available- for-sale investments USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012		(78,278)			(89,714)	$ 26,973	11,436	$ 112,296
Other comprehensive income before reclassification		920,826			190,322		730,504
Amounts reclassified from accumulated other comprehensive income		(62,132)			0		(62,132)
Other comprehensive income, net of tax	141,846	858,694	5,291	32,975	190,322		668,372
Other comprehensive loss attribute to noncontrolling interests		62,680			62,680		0
Balance at December 31, 2013	$ 139,270	843,096	(78,278)		163,288	$ 26,973	679,808	$ 112,296